Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 73,113	$ 56,430	$ 54,485
Investments in marketable securities-short term	31,646	50,955	37,844
Current receivables	68	141	278
Prepaid expenses	409	615	999
Total current assets	105,236	108,141	93,606
Investments in marketable securities-long term	1,518	3,418	51,448
Property and equipment, net	373	428	682
Intangible assets			97
Other assets	9	12	40
Total assets	107,136	111,999	145,873
Current liabilities:
Accounts payable	1,189	405	1,296
Accrued expenses	2,714	2,509	8,830
Current portion of long-term debt			853
Total current liabilities	3,903	2,914	10,979
Long-term debt, net of current portion			283
Total liabilities	3,903	2,914	11,262
Commitments and contingencies
Stockholders' equity:
Common stock, value	34	34	34
Preferred stock, value
Capital in excess of par value	423,184	422,303	415,123
Accumulated other comprehensive income	23	4	87
Accumulated deficit	(320,008)	(313,256)	(280,633)
Total stockholders' equity	103,233	109,085	134,611
Total liabilities and stockholders' equity	$ 107,136	$ 111,999	$ 145,873